                        AMERICAN INDEPENDENCE FUNDS TRUST
                                   STOCK FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                             FINANCIAL SERVICES FUND

                          SUPPLEMENT DATED MAY 3, 2007
     TO THE AMERICAN INDEPENDENCE FUNDS CLASSES A, C AND INSTITUTIONAL CLASS
                        PROSPECTUSES DATED MARCH 1, 2007

     On March 30, 2007, the Board of Trustees of the American Independence Funds Trust (the "Board") accepted the resignations of Commerce Asset Management ("Commerce") as sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund, Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") as sub-adviser to the Stock Fund and Miller & Jacobs Capital, LLC ("Miller Jacobs") as sub-adviser to the Financial Services Fund (each a "Fund" and collectively the "Funds"). The Board also approved the termination of the current subadvisory agreements with Commerce, Barrow Hanley, and Miller Jacobs and the engagement of several new sub-advisers. American Independence Financial Counselors, LLC ("AIFC") replaces Commerce. AIFC is a wholly owned subsidiary of American Independence Financial Services, LLC ("AIFS"). American Independence Capital Management, LLC ("AICM") replaces Barrow Hanley and Miller Jacobs. AICM is a jointly owned affiliated registered investment advisor of AIFS and Miller Jacobs. In this regard, the Board has approved a subadvisory agreement between AIFS and AIFC and AICM (the "New Agreements").

     The New Agreements will become effective upon approval by the shareholders of the Funds. A Shareholder Meeting for the purpose of approving the New Agreements is scheduled to be held on June 15, 2007.

     To ensure the uninterrupted receipt by the Funds of subadvisory services during the period between the termination of the sub-advisers (the "Termination Date") and the Shareholder Meeting, the Board also approved interim sub-advisory agreements (the "Interim Agreements") between AIFS and AIFC and AICM, which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until the shareholders approve the New Agreements. The terms of the New Agreements (and the Interim Agreements) are substantially similar to the previous subadvisory agreements with Commerce, Barrow Hanley, and Miller Jacobs.

     The day to day management of the Short-Term Bond Fund and the Intermediate Bond Fund will be the responsibility of Mr. Robert Campbell. Mr. Campbell also manages the American Independence Kansas Tax-Exempt Bond Fund. The day-to-day management of the Stock Fund will be the responsibility of Messrs. Jeffrey Miller and Eric Jacobs, the current portfolio managers of the Financial Services Fund.

     As of the Termination Date, the information provided below updates certain information set forth in the Prospectuses:

     1. Each reference to Commerce, Barrow Hanley and Miller Jacobs is hereby deleted and, as appropriate, replaced with a reference to AIFC and AICM.

     2. Delete the description of Commerce, Barrow Hanley and Miller Jacobs in the Section entitled "Sub-Advisers" and replace with the following:

INTERNATIONAL EQUITY FUND Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") provides portfolio investment management services for the International Equity Fund. Barrow Hanley, 3232 McKinney Avenue, 15th Floor, Dallas, TX 75204 is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. Barrow Hanley is engaged in the business of providing investment advice to institutional and individual client accounts and had assets of approximately $68.6 billion as of April 15, 2007. Barrow Hanley has managed the International Equity Fund since March 2, 2006. Barrow Hanley manages client assets on a team basis for the international equity strategies. Equity portfolio managers and analysts operate as a team for the purposes of generating and researching investment ideas within the international segment of the market. Individual security holdings and weightings in the International Equity Fund are the result of input from both analysts and portfolio managers. The portfolio managers for the International Equity Fund are Jane Gilday and David Hodges. The International Equity Fund's Statement of Additional Information provides additional information about the portfolio managers, including ownership in the International Equity Fund.

FINANCIAL SERVICES FUND AND STOCK FUND American Independence Capital Management, LLC ("AICM") provides portfolio investment management services for the Financial Services Fund and the Stock Fund. AICM, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a jointly owned affiliated registered investment advisor of American Independence Financial Services, LLC and Miller & Jacobs, LLC. AICM currently has assets under management of $122 million. Messrs. Jeffrey A. Miller and Eric D. Jacobs, will act as the portfolio managers to the Financial Services Fund and the Stock Fund. As such, they will have direct and primary responsibility for all investment decisions, subject to the overall supervision of the Adviser. In particular, Mr. Miller will be responsible for all strategic portfolio investments, as well as research and trading of banks and thrifts, while Mr. Jacobs concentrates on evaluating broader market conditions and combining that analysis with proprietary research to determine sub-sector portfolio allocations. The Financial Services Fund's and the Stock Fund's Statements of Additional Information provide additional information about the portfolio managers, including ownership in the Financial Services Fund and the Stock Fund.

SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND American Independence Financial Counselors, LLC ("AIFC") provides portfolio investment management services for the Short-Term Bond Fund and the Intermediate Bond Fund. AIFC, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a wholly owned subsidiary of American Independence Financial Services, LLC. AIFC currently has $98 million in assets under management. The day to day management of the Short-Term Bond Fund and the Intermediate Bond Fund will be the responsibility of Mr. Robert Campbell. Mr. Campbell also manages the American Independence Kansas Tax-Exempt Bond Fund. The Short Term Bond Fund's and the Intermediate Bond Fund's Statements of Additional Information provide additional information about the portfolio managers, including ownership in the Short-Term Bond Fund and the Intermediate Bond Fund.

     3. The following paragraph should be added after paragraph four on page 47 of the Class A and C prospectus and following the third paragraph on page 41of the Institutional Class prospectus:

OTHER INVESTMENT COMPANIES. The Funds may invest in securities issued by other investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment Trust's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                   STOCK FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                             FINANCIAL SERVICES FUND

                          SUPPLEMENT DATED MAY 3, 2007
     TO THE AMERICAN INDEPENDENCE FUNDS CLASSES A, C AND INSTITUTIONAL CLASS
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007

     On March 30, 2007, the Board of Trustees of the American Independence Funds Trust (the "Board") accepted the resignations of Commerce Asset Management ("Commerce") as sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund, Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") as sub-adviser to the Stock Fund and Miller & Jacobs Capital, LLC ("Miller Jacobs") as sub-adviser to the Financial Services Fund (each a "Fund" and collectively the "Funds"). The Board also approved the termination of the current subadvisory agreements with Commerce, Barrow Hanley, and Miller Jacobs and the engagement of several new sub-advisers. American Independence Financial Counselors, LLC ("AIFC") replaces Commerce. AIFC is a wholly owned subsidiary of American Independence Financial Services, LLC ("AIFS"). American Independence Capital Management, LLC ("AICM") replaces Barrow Hanley and Miller Jacobs. AICM is a jointly owned affiliated registered investment advisor of AIFS and Miller Jacobs. In this regard, the Board has approved a subadvisory agreement between AIFS and AIFC and AICM (the "New Agreements").

     The New Agreements will become effective upon approval by the shareholders of the Funds. A Shareholder Meeting for the purpose of approving the New Agreements is scheduled to be held on June 15, 2007.

     To ensure the uninterrupted receipt by the Funds of subadvisory services during the period between the termination of the sub-advisers (the "Termination Date") and the Shareholder Meeting, the Board also approved interim sub-advisory agreements (the "Interim Agreements") between AIFS and AIFC and AICM, which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until the shareholders approve the New Agreements. The terms of the New Agreements (and the Interim Agreements) are substantially similar to the previous subadvisory agreements with Commerce, Barrow Hanley, and Miller Jacobs.

     The day to day management of the Short-Term Bond Fund and the Intermediate Bond Fund will be the responsibility of Mr. Robert Campbell. Mr. Campbell also manages the American Independence Kansas Tax-Exempt Bond Fund. The day-to-day management of the Stock Fund will be the responsibility of Messrs. Jeffrey Miller and Eric Jacobs, the current portfolio managers of the Financial Services Fund.

     As of the Termination Date, the information provided below updates certain information set forth in the Statement of Additional Information:

     1. Each reference to Commerce and Miller Jacobs is hereby deleted and, each reference to Barrow Hanley in relation to the Stock Fund is hereby deleted and, as appropriate, replaced with a reference to AIFC and AICM.

     2. Delete the description of Commerce, Barrow Hanley and Miller Jacobs in the Section entitled "Sub-Advisers" and replace with the following:

INTERNATIONAL EQUITY FUND

Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") provides portfolio investment management services for the American Independence International Equity Fund. Barrow Hanley located at 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. Barrow Hanley is a value-oriented investment adviser providing investment management to separately managed portfolios for large institutional clients, registered investment companies, and individuals. Total assets under management as of April 15, 2007 were approximately $68.6 billion.

Barrow Hanley has managed the International Equity Fund since March 2, 2006. Barrow Hanley manages the Fund on a team basis led by Jane Gilday, CFA and David Hodges, CFA. Equity portfolio managers and analysts operate as a team for the purposes of generating and researching investment ideas within the non-U.S. equity segment of the market. Individual security holdings and weightings in the International Equity Fund are the result of input from both analysts and portfolio managers.

For the subadvisory services it provides to the International Equity Fund, Barrow Hanley receives from the Adviser and not the Fund, monthly fees based upon average daily net assets at the annual rate of up to 0.56%.

The following information is for the persons who are primarily responsible for day-to-day management of the Fund:

                                           LENGTH OF SERVICE   BUSINESS EXPERIENCE
      NAME                 TITLE                AT BHMS          FOR PAST 5 YEARS
      ----         ---------------------   -----------------   -------------------
Jane Gilday, CFA   Portfolio Manager            9 years                BHMS
Dave Hodges, CFA   Portfolio Manager (1)        6 years                BHMS

(1)  Prior to 2006, Dave Hodges was an equity analyst with Barrow Hanley.

ACCOUNT MANAGEMENT DISCLOSURE

                                                 AS OF MARCH 31, 2007
                      -------------------------------------------------------------------------
                                                                NUMBER OF ACCOUNTS AND ASSETS
                        NUMBER OF OTHER ACCOUNTS MANAGED          FOR WHICH ADVISORY FEE IS
                           AND ASSETS BY ACCOUNT TYPE                 PERFORMANCE-BASED
                      ------------------------------------   ----------------------------------
                                   OTHER POOLED                              OTHER
NAME OF SUB-ADVISER   REGISTERED    INVESTMENT      OTHER    REGISTERED     POOLED
AND PORTFOLIO         INVESTMENT     VEHICLES     ACCOUNTS   INVESTMENT   INVESTMENT     OTHER
MANAGER                COMPANIES      ($MILS)      ($MILS)    COMPANIES    VEHICLES    ACCOUNTS
-------------------   ----------   ------------   --------   ----------   ----------   --------
BARROW, HANLEY MEWHINNEY & STRAUSS, INC
Jane Gilday, CFA           0          0           1(612.2)        0            0           0
Dave Hodges, CFA           0          1(6.2)      0               0            0           0

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

                    BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER
                           (AS OF THE APRIL 15, 2007)

                                                       AGGREGATE DOLLAR RANGE OF
                              DOLLAR RANGE OF EQUITY      EQUITY SECURITIES IN
NAME OF PORTFOLIO MANAGERS   SECURITIES IN THE TRUST     ALL OF THE FUND FAMILY
--------------------------   -----------------------   -------------------------
Jane Gilday                  $100,001 - $500,000       $100,001 - $500,000
Dave Hodges                  None                      None

COMPENSATION DISCLOSURE

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

FINANCIAL SERVICES FUND AND STOCK FUND American Independence Capital Management, LLC ("AICM") provides portfolio investment management services for the Financial Services Fund and the Stock Fund. AICM, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a jointly owned affiliated registered investment advisor of American Independence Financial Services, LLC and Miller & Jacobs, LLC. AICM currently has assets under management of $122 million. Messrs. Jeffrey A. Miller and Eric D. Jacobs, will act as the portfolio managers to the Financial Services Fund and the Stock Fund. As such, they will have direct and primary responsibility for all investment decisions, subject to the overall supervision of the Adviser. In particular, Mr. Miller will be responsible for all strategic portfolio investments, as well as research and trading of banks and thrifts, while Mr. Jacobs concentrates on evaluating broader market conditions and combining that analysis with proprietary research to determine sub-sector portfolio allocations.

     JEFFREY A. MILLER

     Jeffrey A. Miller, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997. He earned his Masters of Business Administration with Distinction from Cornell University. He also earned a Bachelor of Arts degree in History with Distinction from Cornell University.

     Prior to co-founding Miller & Jacobs Capital in 2003, and its affiliated entity in 1997, Mr. Miller was Vice President of Equity Research at Keefe, Bruyette & Woods, Inc. ("KB W") where he worked from 1994 to 1997.

     Mr. Miller has been widely quoted by the financial press, including The Wall Street Journal, The New York Times, American Banker, and Buyside Magazine. He was also the keynote speaker for the Regional Banking Industry at The Wall Street Forum in September of 1996, where he provided an industry overview as well as his stock recommendations.

     Mr. Miller is a founder and member of the Board of Directors of The Maasai Foundation of East Africa and is active in many charities in St. Croix, including serving on the Board of the Good Hope School.

     ERIC D. JACOBS

     Eric D. Jacobs, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997 that serves as a portfolio manager for numerous funds managed or advised by its affiliates. He earned a Bachelor of Arts Degree as a Political Science major from Allegheny College in Pennsylvania. He also studied at the University of Richmond School of Law.

     Mr. Jacobs was a Vice President at Stuart, Coleman & Co., Inc. from June 1995 to December 1996 where he managed discretionary accounts focusing on the financial services sector. Mr. Jacobs worked at Paine Webber, Inc. from December 1993 to June 1995 where he had responsibility for attracting new assets under management, recommending investment strategies and implementing those strategies with clients. Mr. Jacobs worked at Lehman Brothers from November 1992 to December 1993 with equity and fixed income securities and derivative products.

     The following information is for the persons who are primarily responsible for day-to-day management of the Funds:

       NAME               TITLE         LENGTH OF SERVICE
       ----         -----------------   -----------------
Eric D. Jacobs      Portfolio Manager   10yrs
Jeffrey A. Miller   Portfolio Manager   10yrs

Account Management Disclosures

                                                                NUMBER OF ACCOUNTS AND ASSETS
                        NUMBER OF OTHER ACCOUNTS MANAGED          FOR WHICH ADVISORY FEE IS
                           AND ASSETS BY ACCOUNT TYPE                 PERFORMANCE-BASED
                      ------------------------------------   ----------------------------------
                                                                             OTHER
NAME OF SUB-ADVISER   REGISTERED   OTHER POOLED              REGISTERED     POOLED
AND PORTFOLIO         INVESTMENT    INVESTMENT      OTHER    INVESTMENT   INVESTMENT     OTHER
MANAGER                COMPANIES     VEHICLES     ACCOUNTS    COMPANIES    VEHICLES    ACCOUNTS
-------------------   ----------   ------------   --------   ----------   ----------   --------
Eric D. Jacobs            -0-           -0-       2 (154M)     1 (4M)         -0-         -0-
Jeffrey A. Miller         -0-           -0-       2 (154M)     1 (4M)         -0-         -0-

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). AICM manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION STRUCTURE FOR PORTFOLIO MANAGERS

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. Contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

                    BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER
                             (AS OF APRIL 15, 2007)

                                                        DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGERS         NAME OF FUND        SECURITIES IN THE TRUST
--------------------------   -----------------------   -----------------------
Eric Jacobs                  Stock Fund                None
                             Financial Services Fund   None
Jeffrey Miller               Stock Fund                None
                             Financial Services Fund   None

SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND American Independence Financial Counselors, LLC ("AIFC") provides portfolio investment management services for the Short-Term Bond Fund and the Intermediate Bond Fund. AIFC, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a wholly owned subsidiary of American Independence Financial Services, LLC. AIFC currently has $98 million in assets under management. The day to day management of the Short-Term Bond Fund and the Intermediate Bond Fund will be the responsibility of Mr. Robert Campbell. Mr. Campbell also manages the American Independence Kansas Tax-Exempt Bond Fund.

Mr. Campbell's compensation consists primarily of a fixed base salary and a discretionary cash bonus. Mr. Campbell's bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the Kansas-Tax Exempt Bond Fund versus the Lehman Brothers 7-Year Municipal Index, the Short-Term Bond Fund versus the Lehman Brothers 1-3 Year Aggregate Index and the Intermediate Bond Fund versus the Lehman Brothers U.S. Aggregate Index, the benchmarks upon which the Funds are compared, before taxes, for a one year period of time; the consistency of the portfolio manager's performance, the total value of the assets managed by the portfolio manager, the profitability of the investment advisor and the portfolio manager's contribution to profitability and the trends in industry compensation and levels.

Mr. Campbell also receives employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the AIFS 401(k) program.

The structure of the portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

                    BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER
                           (AS OF THE APRIL 15, 2007)

            FUND              BENEFICIAL OWNERSHIP
            ----              --------------------
Short-Term Bond Fund                  None
Intermediate Bond Fund                None
Kansas-Tax-Exempt Bond Fund           None

The portfolio manager makes investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the manager believes are applicable to that portfolio. Consequently, the portfolio manager may purchase or (sell) securities for one portfolio and not another portfolio. American Independence Financial Counselors, LLC has adopted policies and procedures which it believes are reasonably designed to address any potential conflicts. At present, Mr. Campbell does not manage any other accounts.

     3. On page 23 under Investment Restrictions, number 6 should be replaced in its entirely with the following paragraph:

The Funds may invest in securities issued by other investment companies that invest in the types of securities in which the Fund itself is permitted to invest. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        AMERICAN INDEPENDENCE FUNDS TRUST
                  NESTEGG DOW JONES U.S. 2010 TARGET DATE FUND
                  NESTEGG DOW JONES U.S. 2015 TARGET DATE FUND
                  NESTEGG DOW JONES U.S. 2020 TARGET DATE FUND
                  NESTEGG DOW JONES U.S. 2030 TARGET DATE FUND
                  NESTEGG DOW JONES U.S. 2040 TARGET DATE FUND

                          SUPPLEMENT DATED MAY 3, 2007
      TO THE FUNDS CLASSES A, C AND INSTITUTIONAL CLASS PROSPECTUSES DATED
                                  MARCH 1, 2007

     At a meeting on March 30, 2007, the Board of Trustees of the American Independence Funds approved the execution of a licensing agreement with Dow Jones to utilize the Global version of its Target Date Indexes. These Indexes utilize the same methodology as the U.S. Target Date Index but incorporate foreign and emerging markets equity and fixed income.

     Shareholders of the Funds will be asked to approve this change in the Funds' fundamental strategy at a Shareholders Meeting scheduled to be held on June 15, 2007.